Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of Loan Receivables, Net

	As of March 31,
	2025	2026
	RMB	RMB
Loan receivables - principal	35,496	25,015
- service fee	245	208
Allowance for credit losses	(4,633)	(5,310)
Loan receivables, net	31,108	19,913

Schedule of Movement of Allowance For Credt Losses

Movement of allowance for credit losses is as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at beginning of year	(28,665)	(3,949)	(4,633)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	(1,312)	—	—
Provisions	(167)	(684)	(677)
Write-off	26,195	—	—
Balance at end of year	(3,949)	(4,633)	(5,310)